Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
Employee Benefit Plan, Subsequent Events [Line Items]
Subsequent Events

9. Subsequent Events

In preparing the Plan’s financial statements, subsequent events and transactions have been evaluated for potential recognition or disclosure. Plan management determined that there are no subsequent events or transactions that require disclosure to or adjustment in the financial statements through the filing date of this Form 11-K other than the items discussed in Note 1.